Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	CALVERT MANAGEMENT SERIES
Registrant CIK	dei_EntityCentralIndexKey	0000319676
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2023
Risk/Return	rr_RiskReturnHeading	Supplement to Summary Prospectus and Prospectus dated May 1, 2023
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.03%
Less Expense Reimbursement and Fee Reduction(1)	rr_FeeWaiverOrReimbursementOverAssets	(3.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	$ 631
3 Years	rr_ExpenseExampleYear03	1,621
5 Years	rr_ExpenseExampleYear05	2,611
10 Years	rr_ExpenseExampleYear10	5,082
1 Year	rr_ExpenseExampleNoRedemptionYear01	631
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,621
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,611
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,082
Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.78%
Less Expense Reimbursement and Fee Reduction(1)	rr_FeeWaiverOrReimbursementOverAssets	(3.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	$ 288
3 Years	rr_ExpenseExampleYear03	1,371
5 Years	rr_ExpenseExampleYear05	2,536
10 Years	rr_ExpenseExampleYear10	5,231
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,371
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,536
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,231
Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.78%
Less Expense Reimbursement and Fee Reduction(1)	rr_FeeWaiverOrReimbursementOverAssets	(3.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	1,085
5 Years	rr_ExpenseExampleYear05	2,087
10 Years	rr_ExpenseExampleYear10	4,612
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,085
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,087
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,612
Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.78%
Less Expense Reimbursement and Fee Reduction(1)	rr_FeeWaiverOrReimbursementOverAssets	(3.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	1,085
5 Years	rr_ExpenseExampleYear05	2,087
10 Years	rr_ExpenseExampleYear10	4,612
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,085
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,087
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,612

[1]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares and 0.85% for Class R6 shares. This expense reimbursement will continue through April 30, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.